J.P. Morgan Mortgage Trust 2021-LTV2 ABS-15G

Exhibit 99.14

Rating Agency Grades: 11/3/2021

Loan Information			Initial Credit Grades				Initial Compliance Grades				Initial Property Grades				Initial Overall Grades				Final Credit Grades				Final Compliance Grades				Final Property Grades				Final Overall Grades
Loan Number	Alt Loan Number	Note Original Balance	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P
XXXXXXXXXX	302858422	XXXXXXXXXX	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A
XXXXXXXXXX	302851630	XXXXXXXXXX	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A
XXXXXXXXXX	302907305	XXXXXXXXXX	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A